Annual Fund Operating Expenses	0 Months Ended
	Mar. 01, 2012
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class A
Operating Expenses:
Management Fees	1.04%
Distribution (12b-1) Fees	none
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.70%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.70%	[1]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class B
Operating Expenses:
Management Fees	1.04%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.45%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.45%	[1]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Class C
Operating Expenses:
Management Fees	1.04%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.64%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.45%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.45%	[1]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class A
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.48%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[2]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class B
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	2.17%	[2]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Diversified International Fund) | Class C
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.23%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	2.17%	[2]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class A
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.75%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	1.62%	[3]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Asia Pacific Fund) | Class C
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.50%
Fee Waivers	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver	2.37%	[3]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class A
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.56%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.56%	[4]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class B
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.31%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.31%	[4]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Global Opportunities Fund) | Class C
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.31%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	2.31%	[4]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class A
Operating Expenses:
Management Fees	0.84%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.47%
Fee Waivers	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[5]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class B
Operating Expenses:
Management Fees	0.84%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.22%
Fee Waivers	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[5]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage International Equity Fund) | Class C
Operating Expenses:
Management Fees	0.84%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.22%
Fee Waivers	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	1.85%	[5]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class A
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.51%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.41%	[6]
(WFA International Equity Funds – Retail) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Class C
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.26%
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	2.16%	[6]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	1.04%
Distribution (12b-1) Fees	none
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.54%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.54%	[7]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Diversified International Fund) | Administrator Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	1.26%	[8]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Asia Pacific Fund) | Administrator Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.59%
Fee Waivers	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver	1.42%	[9]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Global Opportunities Fund) | Administrator Class
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.40%	[10]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage International Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.84%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.31%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[11]
(WFA International Equity Funds – Administrator) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Administrator Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.35%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.16%	[12]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Emerging Markets Equity Fund) | Institutional Class
Operating Expenses:
Management Fees	1.04%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[13]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Diversified International Fund) | Institutional Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[14]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Asia Pacific Fund) | Institutional Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.27%	[15]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Global Opportunities Fund) | Institutional Class
Operating Expenses:
Management Fees	0.90%
Distribution (12b-1) Fees	none
Other Expenses	0.22%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.13%	[16]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage International Equity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.84%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[17]
(WFA International Equity Funds – Institutional) | (Wells Fargo Advantage Intrinsic World Equity Fund) | Institutional Class
Operating Expenses:
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[18]
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Diversified International Fund) | Investor Class
Operating Expenses:
Management Fees	0.85%
Distribution (12b-1) Fees	none
Other Expenses	0.69%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	1.47%	[19]
(WFA International Equity Funds – Investor) | (Wells Fargo Advantage Asia Pacific Fund) | Investor Class
Operating Expenses:
Management Fees	1.10%
Distribution (12b-1) Fees	none
Other Expenses	0.70%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.82%
Fee Waivers	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver	1.67%	[20]
(WFA International Equity Funds – Class R) | (Wells Fargo Advantage International Equity Fund) | Class R
Operating Expenses:
Management Fees	0.84%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.72%
Fee Waivers	(0.37%)
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[21]

[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.81% for Class A, 2.56% for Class B, and 2.56% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.41% for Class A, 2.16% for Class B, and 2.16% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A and 2.35% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.55% for Class A, 2.30% for Class B, and 2.30% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[6]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A and 2.15% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[7]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[9]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[10]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[11]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[13]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.30% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.99% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[15]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[16]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.15% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.84% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[18]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.95% for Institutional Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[19]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.46% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[20]	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.65% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.34% for Class R. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.